401(K) PLAN	12 Months Ended
Dec. 31, 2011
401(K) PLAN
401(K) PLAN

NOTE 21—401(K) PLAN

        On January 1, 2000, the Company adopted the UTStarcom, Inc. 401(k) Savings Plan, or 401(k) Plan, a cash-or-deferred arrangement, which covers the Company's eligible employees who have attained the age of 21. The Company's matching contributions were suspended, effective March 1, 2009. Prior to the suspension, the Company contributed $0.50 for each dollar contributed by qualified employees to the 401(k) Plan, to a maximum of $5,500 per employee for the 2009, 2008 and 2007 plan years. The plan was reinstituted in 2010 and the Company contributed to a maximum of $3,252 per employee for the 2010 plan year. The Company's matching contributions were subject to a five-year vesting schedule based upon longevity of employee service with the Company. Due to the transfer of the Company's U.S. based corporate operations to China, the 401(K) Plan was terminated as of October 1, 2010. No additional plan was adopted in 2011. Matching contributions were $0.3 million and $0.5 million for 2010 and 2009, respectively.